SCHEDULE OF RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
Dec. 31, 2023
Hanwu Yang [Member]
Related Party Transaction [Line Items]
Relationship to the company	Shareholder of the Company
Changbin Xia [Member]
Related Party Transaction [Line Items]
Relationship to the company	Shareholder of the Company
Eternal Horizon International Company Limited [Member]
Related Party Transaction [Line Items]
Relationship to the company	As a shareholder of the Company before December 15, 2020
Yanping Guo [Member]
Related Party Transaction [Line Items]
Relationship to the company	Legal representative of Vande
Mishan City Shenmi Dazhong Management Consulting Partnership ("ShenMi DaZhong") [Member]
Related Party Transaction [Line Items]
Relationship to the company	Shareholder of the Company
Haiyan Qin, Hui Wang and Other 11 Individuals [Member]
Related Party Transaction [Line Items]
Relationship to the company	Shareholders of ShenMi DaZhong
Shan'xi Nongbei New Agriculture Technology Co.,Ltd and Other 8 Companies [Member]
Related Party Transaction [Line Items]
Relationship to the company	Associated with shareholders of ShenMi DaZhong